Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Commercialization revenue received	$ 1,995	$ 682
Government grants and tax incentives received	24	17
Payments to suppliers and employees (inclusive of goods and services tax)	(20,222)	(27,484)
Interest received	4	13
Interest and other costs of finance paid	(1,407)	(1,389)
Income taxes paid		(6)
Net cash (outflows) in operating activities	(19,606)	(28,167)
Cash flows from investing activities
Investment in fixed assets	(99)	(81)
Net cash (outflows) in investing activities	(99)	(81)
Cash flows from financing activities
Payments of transaction costs from borrowings	(100)
Proceeds from issue of shares	147	8,134
Payments for share issue costs	(104)	(897)
Payments for lease liabilities	(686)	(695)
Net cash inflows/(outflows) by financing activities	(743)	6,542
Net decrease in cash and cash equivalents	(20,448)	(21,706)
Cash and cash equivalents at beginning of period	136,881	129,328
FX gain/(losses) on the translation of foreign bank accounts	(477)	501
Cash and cash equivalents at end of period	$ 115,956	$ 108,123